Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2018
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

Note 5. Goodwill and Other Intangible Assets

The following table summarizes goodwill and other intangible assets as of December 31, 2018 and 2017:

	December 31,	December 31,
	2018	2017
	Successor	Predecessor
Goodwill	$11,288	$—

Other intangible assets, net:
Trade names	$3,062	$628
Favorable lease	74	—
Customer lists	—	144
Internally developed software	—	152
	$3,136	$924

In connection with the Restructuring, the Company recorded $11,288 in goodwill and $3,163 in intangible assets representing the fair values at the Restructuring date of December 12, 2018.  See Note 14 for additional information regarding the Restructuring.

The carrying amounts of goodwill by reportable segment at December 31, 2018 were as follows:

	Retail	Internet
	Financial Services	Financial Services	Total
Goodwill	$11,288	$—	$11,288
Accumulated impairment losses	—	—	—
	$11,288	$—	$11,288

The changes in the carrying amount of goodwill are summarized as follows:

Predecessor
Balance at December 31, 2015	$152,568
Other acquisitions and dispositions, net	(10,329)
Retail segment impairment	(28,949)
Balance at December 31, 2016	113,290
Other acquisitions, net	463
Retail segment impairment	(113,753)
Balance at December 31, 2017	—
Balance at December 12, 2018	$—

Successor
Balance at December 13, 2018	$—
Goodwill recognized in restructuring	11,288
Balance at December 31, 2018	$11,288

For the Predecessor years ending December 31, 2017 and 2016, the Company conducted its annual test for impairment of goodwill for the Retail financial services reporting unit and concluded that an impairment for the Retail services reporting unit of $113,753,  and $-0-, respectively, should be taken. The methodology for determining the fair value was a combination of quoted market prices, prices of comparable businesses, discounted cash flows and other valuation techniques. Goodwill for the Retail financial services reporting unit was fully impaired as of December 31, 2017.

The Predecessor performs a goodwill impairment test for the Retail services reporting unit as required when a portion of a segment is sold.

The Predecessor sold its interests in Buckeye Check Cashing of Florida II (“Florida II”) in February 2016 as described in Note 14. The test resulted in no impairment of goodwill.

On July 1, 2016, the Predecessor entered in to a swap transaction through which it divested interests in Illinois, Kansas, Missouri, and Utah, as described in Note 14.  In June 2016, the Consumer Financial Protection Bureau published its notice of proposed rule-making on payday, vehicle title and certain high-cost installment loans which will restrict the Company’s ability to lend to consumers. At this time, we are unable to predict what the final version of these rules will be or their impact on our business. The Predecessor provided a version of a new projection model which was based on the potential effects of these rules as the Predecessor understood the impact at this time. The methodology for determining the fair value was a combination of quoted market prices, prices of comparable businesses, discounted cash flows and other valuation techniques. These items are considered level 3 inputs for determining fair value. The test concluded that the Retail financial services reporting unit had an impairment of $28,949 as of July 1, 2016.

The amount of book goodwill from the acquisition of California Check Cashing Services in 2011 exceeded the amount of tax goodwill by approximately $46,775.

Other intangible assets are summarized as follows:

	December 31, 2018			December 31, 2017
	Successor			Predecessor
	Gross Carrying	Accumulated	Net Carrying	Gross Carrying	Accumulated	Net Carrying
Non-compete agreements	$—	$—	$—	$3,124	$(3,124)	$—
Favorable lease	78	(4)	74	—	—	—
Trade names	3,085	(23)	3,062	7,224	(6,596)	628
Customer lists	—	—	—	3,072	(2,928)	144
Internally developed software	—	—	—	2,339	(2,187)	152
Total	$3,163	$(27)	$3,136	$15,759	$(14,835)	$924

Amortization expense on specifically identifiable intangibles for the next 5 years is estimated to be:

Year Ending
December 31,	Amount
2019	$515
2020	441
2021	441
2022	441
2023	441
Thereafter	857
$3,136

Intangible amortization expense for the Successor period ended December 31, 2018 was $23, and for the Predecessor period ended December 12, 2018, and for the Predecessor years ended December 31, 2017, and 2016 was $630,  $496 and $664, respectively.